Schedule of Investments (unaudited)
May 31, 2025
iShares® ESG MSCI EM Leaders ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Brazil — 1.8%
B3 SA - Brasil Bolsa Balcao	40,586	$98,990
CPFL Energia SA	1,821	12,891
Energisa SA	2,123	17,631
Engie Brasil Energia SA	1,492	10,711
Equatorial Energia SA	9,235	59,177
Klabin SA	6,548	20,962
Localiza Rent a Car SA	7,134	53,585
Motiva Infraestrutura de Mobilidade SA	7,873	18,556
Natura & Co. Holding SA(a)	7,223	13,222
PRIO SA(a)	6,601	44,953
Raia Drogasil SA	10,052	26,099
Rede D'Or Sao Luiz SA(b)	6,212	41,033
Rumo SA	9,761	32,119
TIM SA/Brazil	6,582	22,429
TOTVS SA	4,092	30,199
Ultrapar Participacoes SA	5,632	16,041
		518,598
Chile — 0.4%
Empresas CMPC SA	8,896	14,197
Empresas Copec SA	2,855	19,614
Enel Americas SA	166,343	15,510
Enel Chile SA	214,492	15,551
Falabella SA	4,893	23,346
Latam Airlines Group SA	1,640,116	31,202
		119,420
China — 32.3%
37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	1,100	2,230
Agricultural Bank of China Ltd., Class A	38,800	29,738
Agricultural Bank of China Ltd., Class H	214,000	137,119
Aier Eye Hospital Group Co. Ltd., Class A	4,700	8,061
Air China Ltd., Class A(a)	5,600	6,220
Alibaba Group Holding Ltd.	91,716	1,305,835
Alibaba Health Information Technology Ltd.(a)(c)	46,000	26,287
Angel Yeast Co. Ltd., Class A	500	2,638
Anhui Conch Cement Co. Ltd., Class A	1,700	5,464
Anhui Conch Cement Co. Ltd., Class H	9,500	24,688
Baidu Inc., Class A(a)	17,250	177,056
Beijing Enterprises Water Group Ltd.	32,000	10,523
Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A	700	1,081
Beijing Tong Ren Tang Co. Ltd., Class A	500	2,628
Bilibili Inc., Class Z(a)(c)	1,820	33,368
BOC Aviation Ltd.(b)	1,700	13,729
Bosideng International Holdings Ltd.	38,000	21,224
BYD Co. Ltd., Class A	800	38,888
BYD Co. Ltd., Class H(c)	9,500	472,131
China Construction Bank Corp., Class A	4,000	5,004
China Construction Bank Corp., Class H	746,000	666,981
China Feihe Ltd.(b)	28,000	21,640
China Jushi Co. Ltd., Class A	2,278	3,563
China Literature Ltd.(a)(b)	3,000	10,200
China Mengniu Dairy Co. Ltd.	24,000	53,627
China Merchants Bank Co. Ltd., Class A	9,558	57,397
China Merchants Bank Co. Ltd., Class H	30,500	188,835
China Merchants Port Holdings Co. Ltd.	10,000	19,334
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	4,300	5,165
China Minsheng Banking Corp. Ltd., Class A	14,700	8,856
China Minsheng Banking Corp. Ltd., Class H	52,000	26,697
Security	Shares	Value
China (continued)
China National Building Material Co. Ltd., Class H	26,757	$11,903
China Overseas Land & Investment Ltd.	29,500	49,287
China Resources Gas Group Ltd.	7,300	19,382
China Resources Land Ltd.	24,500	79,362
China Resources Pharmaceutical Group Ltd.(b)	15,500	10,165
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	580	3,450
China Ruyi Holdings Ltd.(a)	68,000	17,778
China Southern Airlines Co. Ltd., Class A(a)	5,500	4,641
China Three Gorges Renewables Group Co. Ltd., Class A	12,600	7,491
China Tourism Group Duty Free Corp. Ltd., Class A	800	6,696
China Vanke Co. Ltd., Class A(a)	4,200	3,855
China Vanke Co. Ltd., Class H(a)	16,100	10,464
China Yangtze Power Co. Ltd., Class A	11,300	47,323
Chongqing Zhifei Biological Products Co. Ltd., Class A	1,100	2,912
Chow Tai Fook Jewellery Group Ltd.	15,400	21,862
CITIC Ltd.	31,000	38,988
CMOC Group Ltd., Class A	8,500	8,452
CMOC Group Ltd., Class H	27,000	21,522
CNGR Advanced Material Co. Ltd., Class A	560	2,405
Contemporary Amperex Technology Co. Ltd., Class A	2,040	70,351
CSPC Innovation Pharmaceutical Co. Ltd., Class A	740	5,310
CSPC Pharmaceutical Group Ltd.	63,360	65,236
ENN Energy Holdings Ltd.	6,100	48,367
ENN Natural Gas Co. Ltd., Class A	1,150	3,022
Eve Energy Co. Ltd., Class A	1,000	6,227
Fosun International Ltd.	19,000	11,088
Ganfeng Lithium Group Co. Ltd., Class A	800	3,332
Geely Automobile Holdings Ltd.	47,000	104,754
GEM Co. Ltd., Class A	2,800	2,349
Genscript Biotech Corp.(a)(c)	10,000	16,322
Goldwind Science & Technology Co. Ltd., Class A	2,000	2,560
Great Wall Motor Co. Ltd., Class A	1,100	3,429
Great Wall Motor Co. Ltd., Class H	17,500	27,006
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	700	2,622
Guangzhou Tinci Materials Technology Co. Ltd., Class A	900	2,092
Guotai Haitong Securities Co. Ltd.	6,600	15,677
Guotai Haitong Securities Co. Ltd., Class H(b)	15,000	21,159
H World Group Ltd., ADR	1,555	54,845
Haier Smart Home Co. Ltd., Class A	2,700	9,350
Haier Smart Home Co. Ltd., Class A	18,800	54,750
Haitian International Holdings Ltd.	4,000	9,726
Hangzhou Tigermed Consulting Co. Ltd., Class A	200	1,370
Hansoh Pharmaceutical Group Co. Ltd.(b)	10,000	32,862
Henan Shuanghui Investment & Development Co. Ltd., Class A	1,600	5,399
Huadong Medicine Co. Ltd., Class A	900	5,566
Huatai Securities Co. Ltd., Class A	3,400	7,873
Huatai Securities Co. Ltd., Class H(b)	10,200	17,105
Imeik Technology Development Co. Ltd., Class A	240	5,630
Industrial & Commercial Bank of China Ltd., Class A	29,300	28,698
Industrial & Commercial Bank of China Ltd., Class H	505,000	366,263
Industrial Bank Co. Ltd., Class A	9,400	29,456
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	3,000	12,560
Innovent Biologics Inc.(a)(b)	9,500	74,961
JD Health International Inc.(a)(b)	8,700	44,082
JD Logistics Inc.(a)(b)	15,800	24,865
JD.com Inc., Class A	18,900	305,861
Jiangsu Eastern Shenghong Co. Ltd., Class A	3,000	3,533
Jiangsu Expressway Co. Ltd., Class H	10,000	12,730

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® ESG MSCI EM Leaders ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
China (continued)
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	3,000	$22,687
Kanzhun Ltd., ADR(a)	2,263	38,380
KE Holdings Inc., ADR	5,191	95,826
KE Holdings Inc., Class A	600	3,736
Kingdee International Software Group Co. Ltd.(a)	23,000	35,796
Kingsoft Corp. Ltd.	7,000	29,682
Kuaishou Technology(a)(b)	20,800	139,822
Kuang-Chi Technologies Co. Ltd., Class A	900	5,530
Kunlun Energy Co. Ltd.	30,000	29,969
Lenovo Group Ltd.	62,000	70,780
Li Auto Inc., Class A(a)	9,704	138,157
Longfor Group Holdings Ltd.(b)	16,000	19,874
MINISO Group Holding Ltd.	3,568	15,211
NetEase Inc.	13,500	326,406
NIO Inc., Class A(a)	12,191	42,997
Nongfu Spring Co. Ltd., Class H(b)	15,600	75,797
Orient Overseas International Ltd.	1,000	17,190
Orient Securities Co. Ltd., Class A	3,700	4,774
Pharmaron Beijing Co. Ltd., Class A	800	2,633
Pop Mart International Group Ltd.(b)	4,200	117,382
Postal Savings Bank of China Co. Ltd., Class H(b)	68,000	44,095
Rongsheng Petrochemical Co. Ltd., Class A	4,700	5,588
Seres Group Co. Ltd., Class A, NVS	800	15,012
SF Holding Co. Ltd., Class A	2,300	14,680
Shandong Nanshan Aluminum Co. Ltd., Class A	6,700	3,477
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	19,200	13,737
Shanghai Electric Group Co. Ltd., Class A(a)	5,800	5,954
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	1,000	3,510
Shanghai M&G Stationery Inc., Class A	500	2,040
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	1,300	3,317
Shanghai Putailai New Energy Technology Co. Ltd., Class A	900	1,947
Shenzhen Inovance Technology Co. Ltd., Class A	650	5,908
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	600	18,710
Shenzhen New Industries Biomedical Engineering Co. Ltd., Class A	300	2,489
Shenzhou International Group Holdings Ltd.	6,400	46,283
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	900	4,802
Sino Biopharmaceutical Ltd.	78,000	43,997
Sinopharm Group Co. Ltd., Class H	10,400	25,071
Sinotruk Hong Kong Ltd.	5,000	12,598
Sungrow Power Supply Co. Ltd., Class A	1,060	8,850
Sunny Optical Technology Group Co. Ltd.	5,500	41,990
Sunwoda Electronic Co. Ltd., Class A	1,300	3,325
Tencent Holdings Ltd.	21,500	1,355,416
Tianqi Lithium Corp., Class A	700	2,796
Tongcheng Travel Holdings Ltd.	10,400	29,224
Trip.com Group Ltd.	4,800	300,289
Vipshop Holdings Ltd., ADR	2,541	35,040
Wanhua Chemical Group Co. Ltd., Class A	1,500	11,232
Want Want China Holdings Ltd.	37,000	23,743
Weichai Power Co. Ltd., Class A	2,900	6,026
Weichai Power Co. Ltd., Class H	15,000	29,206
Western Mining Co. Ltd., Class A	1,100	2,399
WuXi AppTec Co. Ltd., Class A	992	8,702
WuXi AppTec Co. Ltd., Class H(b)	2,400	20,913
Wuxi Biologics Cayman Inc.(a)(b)	27,000	85,278
Xiamen Tungsten Co. Ltd., Class A	500	1,342
XPeng Inc., Class A(a)	9,600	93,003
Yadea Group Holdings Ltd.(b)	10,000	15,231
Security	Shares	Value
China (continued)
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	600	$2,868
Yifeng Pharmacy Chain Co. Ltd., Class A	600	2,162
Yihai Kerry Arawana Holdings Co. Ltd., Class A	700	2,937
Yum China Holdings Inc.	2,907	126,891
Yunnan Baiyao Group Co. Ltd., Class A	740	5,789
Yunnan Chihong Zinc&Germanium Co. Ltd., Class A	3,100	2,198
Zangge Mining Co. Ltd., Class A	700	3,510
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	300	8,467
Zhejiang Expressway Co. Ltd., Class H	12,840	10,159
Zhejiang Leapmotor Technology Co. Ltd.(a)(b)	3,800	26,668
Zhejiang NHU Co. Ltd., Class A	1,400	4,255
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	2,600	2,567
ZTO Express Cayman Inc.	3,182	56,261
		9,107,114
Colombia — 0.1%
Grupo Cibest SA	1,865	21,904
Interconexion Electrica SA ESP	3,439	15,991
		37,895
Czech Republic — 0.2%
Komercni Banka AS	606	28,046
Moneta Money Bank AS(b)	2,025	13,260
		41,306
Egypt — 0.1%
Commercial International Bank - Egypt (CIB)	17,431	29,022
Greece — 1.1%
Alpha Services and Holdings SA	16,790	53,880
Eurobank Ergasias Services and Holdings SA, Class A	19,953	61,456
Hellenic Telecommunications Organization SA	1,302	25,107
Metlen Energy & Metals SA	775	39,298
National Bank of Greece SA	6,737	80,222
Piraeus Financial Holdings SA	8,240	54,894
		314,857
Hong Kong — 0.4%
BeOne Medicines Ltd.(a)	6,500	123,967
Hungary — 0.1%
MOL Hungarian Oil & Gas PLC	3,077	26,607
India — 19.2%
ABB India Ltd.	411	28,711
APL Apollo Tubes Ltd.	1,414	29,950
Ashok Leyland Ltd.	11,116	30,688
Asian Paints Ltd.	2,975	78,601
Astral Ltd.	997	17,467
AU Small Finance Bank Ltd.(b)	2,858	23,179
Axis Bank Ltd.	17,770	247,933
Balkrishna Industries Ltd.	572	16,557
Britannia Industries Ltd.	840	54,107
Cipla Ltd.	4,383	75,178
Colgate-Palmolive India Ltd.	1,030	29,594
Coromandel International Ltd.	914	24,486
Dabur India Ltd.	4,078	23,036
Eicher Motors Ltd.	1,063	66,344
Eternal Ltd.(a)	37,408	104,192
GAIL India Ltd.	17,394	38,657
GMR Airports Infrastructure Ltd.(a)	20,630	20,309
Grasim Industries Ltd.	2,110	62,845
Havells India Ltd.	1,944	34,708
HCL Technologies Ltd.	7,363	140,938

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® ESG MSCI EM Leaders ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
India (continued)
HDFC Bank Ltd.	43,900	$1,001,800
Hero MotoCorp Ltd.	930	46,861
Hindalco Industries Ltd.	10,453	77,554
Hindustan Unilever Ltd.	6,376	175,162
ICICI Prudential Life Insurance Co. Ltd.(b)	2,655	20,546
Indian Hotels Co. Ltd., Class A	6,621	59,647
Info Edge India Ltd.	2,763	46,147
Infosys Ltd.	25,759	470,740
InterGlobe Aviation Ltd.(a)(b)	1,468	91,623
Jindal Stainless Ltd.	2,555	19,293
Kotak Mahindra Bank Ltd.	8,478	205,809
Macrotech Developers Ltd.	2,320	38,741
Mahindra & Mahindra Ltd.	7,231	251,847
Marico Ltd.	4,037	33,823
Max Healthcare Institute Ltd.	6,029	79,274
Nestle India Ltd., NVS	2,616	73,311
NHPC Ltd., NVS	23,979	24,529
PI Industries Ltd.	593	26,511
Pidilite Industries Ltd.	1,183	42,985
Power Grid Corp. of India Ltd.	36,053	122,258
Reliance Industries Ltd.	47,211	785,219
Siemens Energy India Ltd., NVS	661	19,142
Siemens Ltd.	691	26,406
Sona Blw Precision Forgings Ltd.(b)	3,424	21,793
Supreme Industries Ltd.	492	23,864
Suzlon Energy Ltd.(a)	74,069	62,043
Tata Consumer Products Ltd.	4,603	59,561
Thermax Ltd.	293	11,621
Torrent Pharmaceuticals Ltd.	924	34,326
Torrent Power Ltd.	1,316	21,161
Trent Ltd.	1,406	92,859
TVS Motor Co. Ltd.	1,842	59,915
Union Bank of India Ltd.	12,027	20,659
UPL Ltd.	3,492	25,669
Vedanta Ltd.	10,611	54,125
Voltas Ltd.	1,795	26,513
		5,400,817
Indonesia — 0.6%
Amman Mineral Internasional PT(a)	49,200	20,912
Barito Pacific Tbk PT	171,676	13,250
Chandra Asri Pacific Tbk PT	67,000	38,409
Kalbe Farma Tbk PT	163,500	15,188
Telkom Indonesia Persero Tbk PT	384,000	66,383
		154,142
Kuwait — 0.7%
Kuwait Finance House KSCP	85,949	209,926
Malaysia — 2.3%
AMMB Holdings Bhd	19,300	23,753
Axiata Group Bhd	21,000	10,111
CELCOMDIGI Bhd	27,100	23,684
CIMB Group Holdings Bhd	62,500	101,809
Gamuda Bhd(c)	35,800	38,438
IHH Healthcare Bhd	17,100	27,720
Malayan Banking Bhd	42,100	96,752
Maxis Bhd	18,100	15,012
MR DIY Group M Bhd(b)(c)	23,000	8,536
Nestle Malaysia Bhd	600	11,074
Petronas Chemicals Group Bhd	21,900	17,619
Petronas Dagangan Bhd	2,300	10,634
Petronas Gas Bhd	6,100	25,738
PPB Group Bhd	4,900	12,966
Security	Shares	Value
Malaysia (continued)
Press Metal Aluminium Holdings Bhd(c)	28,800	$34,098
Public Bank Bhd	112,800	114,259
Sime Darby Bhd(c)	21,100	8,421
Sunway Bhd	19,300	21,512
Telekom Malaysia Bhd	8,800	13,485
YTL Corp. Bhd	27,300	11,654
YTL Power International Bhd	18,900	14,188
		641,463
Mexico — 2.9%
America Movil SAB de CV, Series B, Class B	141,241	119,351
Cemex SAB de CV, NVS	117,492	80,444
Fibra Uno Administracion SA de CV	21,246	29,893
Fomento Economico Mexicano SAB de CV	13,525	143,890
Grupo Aeroportuario del Pacifico SAB de CV, Class B	2,997	68,905
Grupo Aeroportuario del Sureste SAB de CV, Class B	1,396	44,800
Grupo Bimbo SAB de CV, Series A, Class A	9,971	27,868
Grupo Financiero Banorte SAB de CV, Class O	19,629	173,520
Wal-Mart de Mexico SAB de CV	40,577	133,262
		821,933
Peru — 0.4%
Credicorp Ltd.	523	110,777
Philippines — 0.2%
Ayala Corp.	1,890	19,659
SM Investments Corp.	1,710	25,591
		45,250
Poland — 1.5%
Allegro.eu SA (a)(b)	4,916	45,228
Budimex SA	99	16,515
CCC SA(a)	418	24,377
KGHM Polska Miedz SA	1,059	34,703
mBank SA(a)	111	24,319
ORLEN SA	4,500	88,423
Powszechna Kasa Oszczednosci Bank Polski SA	6,784	136,495
Santander Bank Polska SA	317	42,420
Zabka Group SA(a)	2,326	14,060
		426,540
Qatar — 0.8%
Qatar Fuel QSC	5,016	20,657
Qatar Gas Transport Co. Ltd.	21,476	28,227
Qatar National Bank QPSC	35,804	166,366
		215,250
Russia — 0.0%
Mobile TeleSystems PJSC(a)(d)	18,946	3
Moscow Exchange MICEX-RTS PJSC(a)(d)	30,360	4
PhosAgro PJSC(a)(d)	18	—
Polyus PJSC(a)(d)	6,980	—
		7
Saudi Arabia — 2.6%
ACWA Power Co.	1,136	78,210
Alinma Bank	9,497	65,422
Arabian Internet & Communications Services Co.	191	13,397
Dr Sulaiman Al Habib Medical Services Group Co.	678	47,255
Etihad Etisalat Co.	2,925	46,467
SABIC Agri-Nutrients Co.	1,808	46,171
Saudi Arabian Oil Co.(b)	46,904	312,245
Saudi Basic Industries Corp.	6,977	103,586
Saudi Electricity Co.	6,643	25,034
		737,787

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® ESG MSCI EM Leaders ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
South Africa — 6.1%
Absa Group Ltd.	6,587	$63,528
Aspen Pharmacare Holdings Ltd.	2,870	19,335
Bid Corp. Ltd.	2,612	69,187
Bidvest Group Ltd. (The)	2,532	34,353
Capitec Bank Holdings Ltd.	675	129,345
Clicks Group Ltd.	1,774	38,295
Discovery Ltd.	4,216	51,129
FirstRand Ltd.	39,140	162,357
Gold Fields Ltd.	6,939	158,580
Impala Platinum Holdings Ltd.(a)	7,011	50,401
Kumba Iron Ore Ltd.	485	7,947
MTN Group Ltd.	13,147	91,510
Naspers Ltd., Class N	1,275	366,355
Nedbank Group Ltd.	3,593	51,050
NEPI Rockcastle NV	4,588	35,283
Old Mutual Ltd.	35,760	23,207
Sanlam Ltd.	13,952	68,757
Sasol Ltd.(a)	4,487	20,249
Shoprite Holdings Ltd.	3,897	63,331
Standard Bank Group Ltd.	10,228	132,678
Valterra Platinum Ltd.(c)	720	28,278
Vodacom Group Ltd.	4,739	36,357
Woolworths Holdings Ltd./South Africa	7,177	23,388
		1,724,900
South Korea — 6.6%
Amorepacific Corp.	233	22,557
CJ CheilJedang Corp.	63	10,551
Coway Co. Ltd.	407	26,172
Doosan Bobcat Inc.	414	14,072
Doosan Enerbility Co. Ltd.(a)	3,476	101,465
Hana Financial Group Inc.	2,227	117,127
Hanjin Kal Corp.	183	18,674
Hanwha Systems Co. Ltd.	586	19,270
HD Hyundai Co. Ltd.	330	26,660
HD Hyundai Electric Co. Ltd.	182	49,831
HMM Co. Ltd.	2,001	30,866
HYBE Co. Ltd.	174	33,558
Hyundai Glovis Co. Ltd.	280	22,977
Kakao Corp.	2,409	74,432
KakaoBank Corp.	1,285	21,846
KB Financial Group Inc.	2,898	218,057
Korea Zinc Co. Ltd.	31	16,344
Korean Air Lines Co. Ltd.	1,434	23,361
Krafton Inc.(a)	223	59,564
LG Chem Ltd.	383	54,650
LG Corp.	671	34,469
LG Electronics Inc.	825	42,432
LG Energy Solution Ltd.(a)	363	75,143
LG H&H Co. Ltd.(c)	72	16,976
LG Uplus Corp.	1,737	16,091
LS Electric Co. Ltd.	116	21,179
Mirae Asset Securities Co. Ltd.(c)	1,784	20,071
NAVER Corp.	1,105	149,737
POSCO Future M Co. Ltd.(a)	240	20,261
Samsung C&T Corp.	665	72,077
Samsung SDI Co. Ltd.	58	7,092
Shinhan Financial Group Co. Ltd.	3,318	138,782
SK Biopharmaceuticals Co. Ltd.(a)	232	15,635
SK Inc.	273	32,326
SK Innovation Co. Ltd.	507	32,849
SK Square Co. Ltd.(a)	725	59,966
SK Telecom Co. Ltd.	434	16,179
Security	Shares	Value
South Korea (continued)
SKC Co. Ltd.(a)	142	$9,143
Woori Financial Group Inc.	5,181	72,295
Yuhan Corp.	421	31,824
		1,846,561
Taiwan — 13.4%
Acer Inc.	23,000	26,326
Airtac International Group	1,000	30,685
Cathay Financial Holding Co. Ltd.	73,650	145,694
Chailease Holding Co. Ltd.	11,472	46,085
China Airlines Ltd.	22,000	16,100
China Steel Corp.	89,000	58,394
Chunghwa Telecom Co. Ltd.	29,000	125,069
CTBC Financial Holding Co. Ltd.	130,000	175,490
Delta Electronics Inc.	15,000	184,326
E.Sun Financial Holding Co. Ltd.	112,022	110,793
Eva Airways Corp.	20,000	27,021
Evergreen Marine Corp. Taiwan Ltd.	8,800	71,096
Far Eastern New Century Corp.	24,000	26,128
Far EasTone Telecommunications Co. Ltd.	13,000	37,330
First Financial Holding Co. Ltd.	86,739	77,861
Fortune Electric Co. Ltd.	1,000	15,001
Fubon Financial Holding Co. Ltd.	63,393	167,109
Hotai Motor Co. Ltd.	2,100	44,432
Hua Nan Financial Holdings Co. Ltd.	69,536	60,839
Lite-On Technology Corp.	16,000	53,454
Mega Financial Holding Co. Ltd.	91,667	120,898
Nan Ya Plastics Corp.	39,000	36,978
PharmaEssentia Corp.(a)	2,000	33,000
President Chain Store Corp.	5,000	42,578
Shanghai Commercial & Savings Bank Ltd. (The)	29,000	44,892
Shin Kong Financial Holding Co. Ltd.(a)	117,000	46,748
SinoPac Financial Holdings Co. Ltd.	83,490	63,510
Taishin Financial Holding Co. Ltd.	90,976	51,777
Taiwan Cooperative Financial Holding Co. Ltd.	82,354	65,821
Taiwan High Speed Rail Corp.	17,000	15,518
Taiwan Mobile Co. Ltd.	13,000	49,303
Taiwan Semiconductor Manufacturing Co. Ltd.	44,000	1,403,337
Uni-President Enterprises Corp.	36,000	95,186
United Microelectronics Corp.	88,000	135,495
Voltronic Power Technology Corp.	893	39,795
Wan Hai Lines Ltd.	5,260	18,814
		3,762,883
Thailand — 1.5%
Advanced Info Service PCL, NVDR	8,700	75,671
Airports of Thailand PCL, NVDR(c)	31,900	32,253
Bangkok Dusit Medical Services PCL, NVDR	83,700	54,735
Bumrungrad Hospital PCL, NVDR	4,700	20,016
Charoen Pokphand Foods PCL, NVDR	29,400	21,912
CP ALL PCL, NVDR	41,800	59,742
Gulf Development PCL(a)	34,745	47,628
Home Product Center PCL, NVDR	46,600	10,909
Kasikornbank PCL, NVDR	4,700	22,045
Minor International PCL, NVDR(c)	26,800	20,231
PTT Exploration & Production PCL, NVDR(c)	10,800	32,181
PTT Oil & Retail Business PCL, NVDR	22,300	7,997
Siam Cement PCL (The), NVDR(c)	5,700	28,754
		434,074
Turkey — 0.5%
Akbank TAS	24,174	31,436
Haci Omer Sabanci Holding AS	8,956	17,661
KOC Holding AS	5,676	20,528

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® ESG MSCI EM Leaders ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Turkey (continued)
Sasa Polyester Sanayi AS(a)	84,923	$7,106
Turk Hava Yollari AO(a)	4,113	28,689
Turkiye Petrol Rafinerileri AS	7,469	23,625
Yapi ve Kredi Bankasi A/S(a)	25,864	16,806
		145,851
United Arab Emirates — 2.1%
Abu Dhabi Commercial Bank PJSC	22,700	74,614
Abu Dhabi Islamic Bank PJSC	11,263	58,795
Emaar Properties PJSC	51,393	184,036
Emirates Telecommunications Group Co. PJSC	26,969	126,144
First Abu Dhabi Bank PJSC	34,260	150,139
		593,728
Total Common Stocks — 97.9% (Cost: $22,807,955)		27,590,675
Preferred Stocks
Brazil — 1.6%
Banco Bradesco SA, Preference Shares, NVS	40,998	116,123
Cia Energetica de Minas Gerais, Preference Shares, NVS	13,702	25,969
Cia Paranaense de Energia - Copel, Preference Shares, NVS	8,194	18,152
Gerdau SA, Preference Shares, NVS	10,206	27,212
Itau Unibanco Holding SA, Preference Shares, NVS	41,325	270,442
		457,898
Chile — 0.1%
Sociedad Quimica y Minera de Chile SA, Class B, Preference Shares	1,107	33,071
Colombia — 0.2%
Grupo Cibest SA, Preference Shares, NVS	3,543	36,496
Total Preferred Stocks — 1.9% (Cost: $432,186)		527,465
Warrants
Malaysia — 0.0%
YTL Corp. Bhd, (Expires 06/02/28, Strike Price MYR 1.50)(a)	4,920	370
Security	Shares	Value
Malaysia (continued)
YTL Power International Bhd., (Expires 06/02/28, Strike Price MYR 2.45)(a)	3,780	$666
		1,036
Total Warrants — 0.0% (Cost: $—)		1,036
Total Long-Term Investments — 99.8% (Cost: $23,240,141)		28,119,176
Short-Term Securities
Money Market Funds — 2.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.46%(e)(f)(g)	729,628	729,920
Total Short-Term Securities — 2.6% (Cost: $729,920)		729,920
Total Investments — 102.4% (Cost: $23,970,061)		28,849,096
Liabilities in Excess of Other Assets — (2.4)%		(670,071)
Net Assets — 100.0%		$28,179,025

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/25	Shares Held at 05/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$136,053	$593,967 (a)	$—	$(60)	$(40)	$729,920	729,628	$3,319 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	520,000	—	(520,000)(a)	—	—	—	—	7,959	—
				$(60)	$(40)	$729,920		$11,278	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® ESG MSCI EM Leaders ETF

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets Index	1	06/20/25	$57	$(554)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$2,964,849	$24,625,819	$7	$27,590,675
Preferred Stocks	527,465	—	—	527,465
Warrants	—	1,036	—	1,036
Short-Term Securities
Money Market Funds	729,920	—	—	729,920
	$4,222,234	$24,626,855	$7	$28,849,096
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(554)	$—	$—	$(554)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipt
NVS	Non-Voting Shares
PJSC	Public Joint Stock Company